INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Enterprise income tax rate	25.00%	25.00%	25.00%
CMR Web-learning Co., Ltd. | 2011
INCOME TAXES
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. | 2012
INCOME TAXES
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. | 2013
INCOME TAXES
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. | 2014
INCOME TAXES
Preferential tax rates	15.00%
CMR Web-learning Co., Ltd. | 2015
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Liye
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Liye | 2011
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Liye | 2012
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Liye | 2013
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Liye | 2014
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Liye | 2015
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Education
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Education | 2011
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Education | 2012
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Education | 2013
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Education | 2014
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Education | 2015
INCOME TAXES
Enterprise income tax rate	25.00%
Zhongnongda Networks | 2011
INCOME TAXES
Preferential tax rates	15.00%
Zhongnongda Networks | 2012
INCOME TAXES
Preferential tax rates	15.00%
Zhongnongda Networks | 2013
INCOME TAXES
Preferential tax rates	15.00%
Zhongnongda Networks | 2014
INCOME TAXES
Preferential tax rates	15.00%
Zhongnongda Networks | 2015
INCOME TAXES
Preferential tax rates	15.00%
Beiyuda | 2011
INCOME TAXES
Preferential tax rates	7.50%
Beiyuda | 2012
INCOME TAXES
Preferential tax rates	7.50%
Beiyuda | 2013
INCOME TAXES
Preferential tax rates	15.00%
Beiyuda | 2014
INCOME TAXES
Preferential tax rates	15.00%
Beiyuda | 2015
INCOME TAXES
Preferential tax rates	15.00%
Gotop Hongcheng | 2011
INCOME TAXES
Preferential tax rates	7.50%
Gotop Hongcheng | 2012
INCOME TAXES
Preferential tax rates	15.00%
Gotop Hongcheng | 2013
INCOME TAXES
Preferential tax rates	15.00%
Gotop Hongcheng | 2014
INCOME TAXES
Preferential tax rates	15.00%
Gotop Hongcheng | 2015
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Technology | 2011
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Technology | 2012
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Technology | 2013
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Technology | 2014
INCOME TAXES
Preferential tax rates	15.00%
Hongcheng Technology | 2015
INCOME TAXES
Preferential tax rates	15.00%
Dongcai | 2011
INCOME TAXES
Preferential tax rates	15.00%
Dongcai | 2012
INCOME TAXES
Preferential tax rates	15.00%
Dongcai | 2013
INCOME TAXES
Preferential tax rates	15.00%
Dongcai | 2014
INCOME TAXES
Preferential tax rates	15.00%
Dongcai | 2015
INCOME TAXES
Preferential tax rates	15.00%
Chongda | 2011
INCOME TAXES
Preferential tax rates	15.00%
Chongda | 2012
INCOME TAXES
Preferential tax rates	15.00%
Chongda | 2013
INCOME TAXES
Preferential tax rates	15.00%
Chongda | 2014
INCOME TAXES
Preferential tax rates	15.00%
Chongda | 2015
INCOME TAXES
Preferential tax rates	15.00%
Zhejiang Hongcheng | 2011
INCOME TAXES
Enterprise income tax rate	25.00%
Zhejiang Hongcheng | 2012
INCOME TAXES
Enterprise income tax rate	25.00%
Zhejiang Hongcheng | 2013
INCOME TAXES
Preferential tax rates	0.00%
Zhejiang Hongcheng | 2014
INCOME TAXES
Preferential tax rates	12.50%
Zhejiang Hongcheng | 2015
INCOME TAXES
Preferential tax rates	12.50%